UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2011 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-93.6%
Aerospace & Defense- 1.9%

TASC, Inc.	BTL-A	Ba2	BB	5.50%	12/18/14	$330,625	$331,657
TASC, Inc.	BTL-B	Ba2	BB	5.75	12/18/14	757,083	760,395
The SI Organization, Inc.	BTL-B	Ba3	NR	4.50	11/22/16	2,309,213	2,323,644
Transdigm Group, Inc.	BTL-B	Ba1	BB-	4.00	02/14/17	3,072,300	3,099,661
Wesco International, Inc.	2nd Lien	B3	B-	6.00	03/29/14	688,000	688,205
Wyle Laboratories, Inc.	BTL-B	B1	BB	7.75	03/16/16	3,285,476	3,308,063

							10,511,625

Airlines- 0.6%

Delta Air Lines, Inc.	2nd Lien	B2	B	3.51	04/30/14	962,500	954,228
United Airlines, Inc.	Tranche B	Ba3	BB-	2.31	02/01/14	1,364,444	1,333,634
US Airways Group, Inc.	BTL	B3	B+	2.75	03/23/14	1,420,000	1,298,919

							3,586,781

Auto Components- 3.7%

Allison Transmission, Inc.	BTL-B	B2	B	3.01	08/07/14	4,342,798	4,315,655
Federal Mogul Corp.	BTL-B	Ba3	B+	2.19-2.20	06/27/15	2,946,906	2,880,073
Federal Mogul Corp.	BTL-C	Ba3	B+	2.19-2.20	06/27/15	1,503,523	1,469,425
FleetPride Corp.	BTL-B	Ba3	BB-	2.80	06/28/13	226,563	220,332
Metaldyne Co. LLC	BTL-B	B1	B+	7.75	10/16/16	940,275	963,782
Remy International, Inc.	BTL-B	B1	B+	6.25	12/17/16	2,019,938	2,037,612
Tenneco, Inc.	BTL-B	Ba1	BB+	4.81	06/03/16	992,500	999,944
UCI International, Inc.	BTL-B	Ba2	B	5.50	07/26/17	2,239,388	2,255,133
Veyance Technologies, Inc.	Delayed Draw	NR	NR	2.75	07/31/14	362,812	336,584
Veyance Technologies, Inc.	1st Lien	NR	NR	2.77	07/31/14	2,533,125	2,350,000
Viking Acquisition, Inc.	BTL-B	Ba3	B+	6.00	11/05/16	1,730,663	1,726,336

							19,554,876

Automobiles- 0.4%

Ford Motor Co.	BTL-B	Baa3	BB+	3.01	12/15/13	2,279,991	2,281,580

Biotechnology- 0.5%

Grifols SA	BTL-B	Ba3	NR	6.00	06/04/16	2,535,000	2,556,644

Building Products- 1.0%

Armstrong World Industries, Inc.	BTL-B	B1	BB-	4.00	03/10/18	2,485,000	2,500,531
Brand Services, Inc.	BTL	B2	B	2.56	02/07/14	1,834,081	1,788,229
Brand Services, Inc.	BTL-B2	B2	B	3.56	02/07/14	921,763	900,639
PGT Industries, Inc.	BTL-A2	NR	NR	6.75	02/14/12	182,927	180,183

							5,369,582

Capital Markets- 2.5%

BNY ConvergEX Group LLC	1st Lien	B1	B+	5.25	12/16/16	3,930,150	3,955,696
BNY ConvergEX Group LLC	2nd Lien	B2	B-	8.75	12/16/17	2,075,000	2,128,821
Nuveen Investments, Inc.	BTL	B3	B	5.80-5.81	05/13/17	1,616,520	1,620,809
Nuveen Investments, Inc.	BTL-B	B3	B	3.30-3.31	11/13/14	1,383,480	1,331,887
Pinafore LLC	BTL-B	Ba2	BB	6.25	09/21/16	2,460,387	2,437,671
Tensar Earth Technologies, Inc.	BTL-B	B2	B-	7.75	10/31/12	717,248	649,109
TPF Generation Holdings LLC	2nd Lien	B3	B	4.56	12/15/14	1,500,000	1,434,375

							13,558,368

Chemicals- 3.3%

Brenntag AG	BTL	NR	B+	3.75-3.95	01/18/14	28,962	29,053
Brenntag AG	BTL-B2	NR	B+	3.75-3.81	01/18/14	166,444	166,964
Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/16	1,890,000	1,906,931
Cristal Inorganic Chemicals US, Inc.	1st Lien	Ba3	BB-	2.56	05/15/14	878,881	868,261
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B-	4.06	05/05/15	480,620	476,315
Hexion Specialty Chemicals, Inc.	BTL-C2	B1	CCC+	4.06	05/05/15	213,908	211,992
Houghton International, Inc.	BTL-B	B1	B	6.75	01/31/16	497,856	502,523
Huntsman International LLC	BTL	Ba2	BB-	2.78-2.80	04/19/17	1,780,968	1,758,729
Huntsman International LLC	BTL-B	Ba2	BB-	1.75-1.80	04/19/14	653,195	645,847
Huntsman International LLC	BTL-C	Ba2	BB-	2.50-2.53	06/30/16	264,918	263,409
Ineos US Finance LLC	BTL-B2	B1	B	7.50	12/16/13	1,399,433	1,442,729
Ineos US Finance LLC	BTL-C2	B1	B	8.00	12/16/14	1,590,432	1,639,636
Momentive Performance	BTL-B	Ba3	B	3.81	05/05/15	1,971,715	1,826,092
OMNOVA Solutions, Inc.	BTL-B	Ba2	B+	5.75	05/31/17	548,625	553,425
Solutia, Inc.	BTL-B	Ba1	BB+	3.50	08/01/17	679,051	683,720
Styron LLC	BTL-B	B1	B+	6.00	08/02/17	783,038	788,502
Univar, Inc.	BTL-B	B2	B	5.00	06/30/17	3,576,038	3,594,558

							17,358,686

Commercial Services & Supplies- 4.1%

Altegrity, Inc.	BTL-B	B1	B+	7.75	08/03/15	2,386,963	2,413,816
ATI Schools	BTL-B	Ba3	B	8.25	12/31/14	987,500	928,250
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	5.81	08/28/14	1,077,040	667,765
AWAS	BTL-B	Ba2	BBB-	7.75	05/12/16	2,438,400	2,500,884
Entegra Power Group LLC	2nd Lien	B3	CCC+	2.80	04/19/14	277,111	269,491
KAR Holding, Inc.	BTL-B	Ba3	BB	3.00	10/19/13	938,504	937,625
Key Safety Systems, Inc.	1st Lien	NR	BB	2.55	03/08/14	1,439,347	1,364,980
New Holdings I LLC	BTL	B3	B-	9.50	03/23/17	1,750,000	1,802,500
New Holdings I LLC	BTL-B	Ba3	B+	6.00	03/23/16	2,807,143	2,806,441
Quad Graphics, Inc.	BTL-B	Ba2	BBB-	5.50	07/01/16	2,014,775	2,018,116
Reynolds Group Holdings, Inc.	Tranch E	Ba3	BB	4.25	02/09/18	4,990,000	5,018,967
ValleyCrest Cos.	1st Lien	NR	NR	6.50	10/04/16	880,686	878,484

							21,607,319

Communications Equipment- 1.9%

Aeroflex, Inc.	BTL-B1	Ba3	BB	4.31	08/15/14	1,891,059	1,893,423
Aeroflex, Inc.	BTL-B2	B3	BB	4.81	08/15/14	1,000,000	997,500
CommScope, Inc.	BTL-B	Ba3	BB	5.00	01/14/18	1,691,000	1,704,739
Sorenson Communications, Inc.	BTL-C	NR	NR	6.00	08/16/13	5,854,743	5,611,408

							10,207,070

Consumer Finance- 1.1%

Fifth Third Processing Solutions LLC	2nd Lien	B2	B-	8.25	11/03/17	880,000	895,033
Fifth Third Processing Solutions LLC	BTL-B	Ba3	BB-	5.50	11/03/16	5,027,400	5,077,674

							5,972,707

Containers & Packaging- 2.3%

Anchor Glass Container Corp.	1st Lien	B1	BB-	6.00	02/03/16	1,648,742	1,665,229
Anchor Glass Container Corp.	2nd Lien	B3	B-	10.00	09/02/16	560,000	569,800
Berry Plastics Corp.	BTL-C	B1	B	2.31	04/03/15	1,971,788	1,893,739
BWAY Corp.	BTL-B	Ba3	B+	4.50	02/09/18	2,734,740	2,747,273
BWAY Corp.	BTL-C	Ba3	B+	4.50	02/09/18	242,799	243,709
Consolidated Container Co.	2nd Lien	Caa1	CCC+	5.75	09/28/14	1,250,000	1,101,563
Graham Packaging Co. LP	BTL-D	B1	B+	6.00	09/23/16	1,791,000	1,807,791
Graham Packaging Co. LP	BTL-C	B1	B+	6.75	04/05/14	732,437	738,160
Smurfit-Stone Container Corp.	BTL	B2	BB+	6.75	06/30/16	1,435,788	1,442,743

							12,210,007

Distributors- 0.5%

CDW Corp.	BTL-B	NR	NR	4.50	07/15/17	2,784,560	2,777,947

Diversified Consumer Services- 0.6%

Vertrue, Inc.	BTL	B1	B	3.31	08/18/14	2,112,333	1,906,381
Vertrue, Inc.	2nd Lien	Caa2	CCC+	9.31	08/14/15	1,490,000	1,184,550

							3,090,931

Diversified Financial Services- 4.2%

Axcan Pharma, Inc.	BTL-B	B1	BB	5.50	02/11/17	4,304,212	4,300,851
BLB Management Services, Inc.	1st Lien	B2	BB-	8.50	11/05/15	149,256	150,189
Bridge Information Systems, Inc.†@#(5)(6)	BTL-B	NR	NR	6.25	05/29/05	353,398	0
BRSP LLC	BTL	B2	BB-	7.50	06/04/14	1,949,504	1,964,125
CIT Group, Inc.	BTL-A	B1	BB	6.25	08/11/15	2,486,836	2,524,353
Foxco Acquisition LLC	BTL-B	B1	B+	4.75	07/21/15	3,156,866	3,162,786
Global Cash Access LLC	BTL	B1	BB-	7.00	03/01/16	1,904,762	1,930,952
Ocwen Financial Corp.	BTL-B	B1	B	9.00	07/29/15	451,875	452,440
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	2.76	04/02/14	958,955	956,757
Securus Technologies, Inc.	BTL-B	B1	B	8.00	10/30/14	900,900	914,414
Universal City Apartment Holding	BTL-B	Ba2	B+	5.50	11/06/14	774,300	781,882
Visant Corp.	BTL	Ba3	BB-	5.25	12/22/16	5,062,313	5,064,211

							22,202,960

Diversified Telecommunication Services- 1.7%

SAVVIS Communications Corp.	BTL	B1	B	6.75	08/04/16	2,089,500	2,105,825
Telcordia Technologies, Inc.	BTL-B	B1	B+	6.75	04/28/16	1,116,563	1,119,820
U.S. TelePacific Corp.	BTL	B3	B-	5.75	02/23/17	1,375,937	1,378,948
Vonage Holdings Corp.	BTL-B	B2	BB	9.75-10.25	12/14/15	3,681,500	3,699,908
West Corp.	BTL-B2	Ba3	BB-	2.68-2.83	10/24/13	986,558	983,780

							9,288,281

Electric Utilities- 0.3%

KGen Power Corp.	LOC	B1	BB-	0.15	02/08/14	375,000	374,063
KGen Power Corp.	BTL	B1	BB-	2.00	02/08/14	416,909	415,867
La Paloma Generating Co.	Delayed Draw	B3	CCC+	2.06	08/16/12	14,264	13,999
La Paloma Generating Co.	LOC	B3	CCC+	1.99	08/16/12	32,787	32,178
La Paloma Generating Co.	1st Lien	B3	CCC+	2.06	08/16/12	179,101	175,774
La Paloma Generating Co.	2nd Lien	Caa2	CC	3.81	08/16/13	250,000	238,750
Mach Gen LLC	LOC	Ba3	BB-	2.31	02/22/13	88,760	82,695

							1,333,326

Energy Equipment & Services- 1.1%

Aquilex Holdings LLC	BTL-B	Ba3	BB-	6.00	04/01/16	1,976,421	1,980,538
Big West Oil LLC	BTL	B2	B+	5.75	04/04/16	1,026,316	1,041,069
MEG Energy Corp.	BTL-B	Ba3	BBB-	4.00	03/18/18	2,775,000	2,795,119

							5,816,726

Food & Staples Retailing- 1.7%
Great Atlantic & Pacific Tea Co., Inc.(5)	DIP	B2	NR	8.75	06/13/12	1,150,000	1,167,250
Rite Aid Corp.	BTL-B2	B3	B+	2.00-2.01	06/04/14	2,886,109	2,781,487
Rite Aid Corp.	BTL-B5	B3	B+	4.50	03/03/18	3,401,707	3,373,360
Smart & Final, Inc.	1st Lien	B3	B	4.75-5.06	05/31/16	939,802	940,976
Smart & Final, Inc.	2nd Lien	Caa2	CCC	9.05	11/30/14	1,047,067	1,039,214

							9,302,287

Food Products- 2.9%

Brickman Group Holdings, Inc.	BTL-B	B1	B+	7.25	10/14/16	2,084,775	2,128,643
Darling International, Inc.	BTL-B	Ba2	BBB-	5.00-5.75	12/17/16	730,667	737,517
Del Monte Corp.	BTL-B	Ba3	B+	4.50	03/08/18	6,470,000	6,482,636
Dole Food Co., Inc.	BTL-B	Ba2	BB-	5.50	03/03/17	324,254	326,356
Dole Food Co., Inc.	BTL-C	Ba2	BB-	5.00-5.50	03/03/17	805,366	810,586
Green Mountain Coffee Roasters, Inc.	BTL-B	Ba3	B+	5.50	12/17/16	1,660,838	1,671,910
Michael Foods, Inc.	BTL-B	B1	BB-	4.25	02/25/18	3,138,851	3,160,823

							15,318,471

Health Care Equipment & Supplies- 1.8%

Butler Animal Health Supply LLC	BTL-B	B1	BB-	5.50	12/31/15	681,375	685,634
Carestream Health, Inc.	BTL-B	B1	BB-	5.00	02/25/17	6,050,000	5,929,944
Gambro AB	BTL-B	NR	NR	2.56	06/05/14	430,973	427,525
Gambro AB	BTL-C	NR	NR	3.31	06/05/15	430,973	427,525
PTS Pharmaceuticals	BTL-B	Ba3	BB-	2.50	04/10/14	1,925,000	1,870,459

							9,341,087

Health Care Providers & Services- 5.9%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	BB-	5.50	06/01/16	330,813	332,053
Community Health Systems, Inc.	Delayed Draw	Ba3	BB	2.56	07/25/14	48,865	48,403
Community Health Systems, Inc.	BTL	Ba3	BB	2.56	07/25/14	944,077	935,150
Community Health Systems, Inc.	BTL	Ba3	BB	3.81	07/25/14	831,539	830,968
DaVita, Inc.	BTL-B	Ba2	BB	4.50	10/20/16	1,740,638	1,750,888
HCA, Inc.	BTL-B	Ba3	BB	2.56	11/17/13	1,000,000	996,797
HealthSpring, Inc.	BTL-B	Ba3	B+	6.00	10/22/16	2,833,567	2,840,651
inVentiv Health, Inc.	BTL-B	Ba3	BB-	4.75	08/04/16	1,210,865	1,216,163
inVentiv Health, Inc.	BTL-C	Ba3	BB-	4.75	08/04/16	332,500	333,747

Kindred Healthcare, Inc.	BTL-B	Ba3	B+	5.25	02/07/18	3,600,000	3,589,877
Multiplan, Inc.	BTL	NR	B	4.75	08/18/17	4,567,308	4,589,573
National Surgical Hospitals, Inc.	BTL	B2	B	8.25	01/04/17	3,120,693	3,108,990
Prime Healthcare Services, Inc.	BTL-B	B1	NR	7.25	04/28/15	990,000	972,675
RehabCare Group, Inc.	BTL-B	Ba3	BB	6.00	11/24/15	406,313	408,725
Renal Advantage Holdings, Inc.	BTL-B	Ba3	B	5.75	12/17/16	2,658,338	2,688,244
Team Health, Inc.	BTL-B	Ba3	BB	2.31	11/23/12	236,875	236,382
Universal Health Services, Inc.	BTL-B	Ba2	BB+	5.50	11/15/16	2,758,125	2,720,904
Vantage Oncology, Inc.	BTL	B2	B	7.00	02/28/17	3,699,300	3,690,052

							31,290,242

Health Care Technology- 0.9%

IMS Health, Inc.	BTL-B	Ba3	NR	4.50	08/31/17	2,697,776	2,712,671
MedAssets, Inc.	BTL	Ba3	BB-	5.25	11/16/16	1,995,000	2,010,794

							4,723,465

Hotels, Restaurants & Leisure- 7.0%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	6.75	04/22/16	2,729,375	2,704,811
Burger King Corp.	BTL-B	Ba3	BB-	4.50	10/19/16	6,269,288	6,268,704
Caesars Entertainment Operating Co., Inc.	BTL-B2	B3	B	3.30	01/28/15	5,000,000	4,639,845
CCM Merger, Inc.	BTL-B	B3	B+	7.00	03/01/17	3,990,000	4,046,734
Cedar Fair LP	BTL-B	Ba2	BB-	4.00	12/15/17	2,169,563	2,182,914
Denny’s Corp.	BTL-B	B1	B+	5.25	09/30/16	1,840,000	1,853,800
DineEquity, Inc.	BTL-B	Ba2	BB-	4.25	10/19/17	2,759,919	2,782,343
Dunkin’ Finance Corp.	BTL-B1	B2	B	4.25	11/23/17	1,182,038	1,189,320
Golden Nugget, Inc.	1st Lien	Caa3	CC	3.25	06/30/14	1,264,680	1,100,272
Golden Nugget, Inc.	Delayed Draw	Caa3	CC	3.25-3.26	06/30/14	719,893	626,307
Green Valley Ranch Gaming LLC†(7)(12)	2nd Lien	Ca	NR	3.50	08/06/14	1,000,000	19,688
Isle of Capri Casinos, Inc.	BTL-B	Ba3	NR	4.75	03/29/17	2,966,000	2,983,277
NPC International, Inc.	BTL	Ba3	B+	2.00-2.07	05/03/13	1,126,850	1,118,398
Quizno’s LLC	1st Lien	NR	NR	5.01	05/05/13	1,995,969	1,850,263
Six Flags Theme Parks, Inc.	BTL-B	B1	B+	5.25	06/30/16	2,720,000	2,746,520
Travelport, Inc.	Delayed Draw	Ba3	B	4.96	08/23/15	258,223	255,762
Wendy’s/Arby’s Restaurants LLC	BTL-B	Ba2	BB	5.00	05/24/17	942,877	949,943

							37,318,901

Household Products- 1.4%

Diversey, Inc.	BTL-B	Ba2	BB-	3.00	11/24/15	983,728	988,031
Huish Detergents, Inc.	1st Lien	Ba2	BB	2.00	04/26/14	1,925,000	1,876,875
KIK Custom Products	BTL	B3	CCC+	2.50	05/24/14	2,040,634	1,789,126
KIK Custom Products	CND TL	B3	CCC+	2.50	05/31/14	349,823	306,707
Scotsman Industries, Inc.	BTL-B	B1	B+	5.50-6.25	04/30/16	1,488,750	1,494,333
Spectrum Brands, Inc.	BTL	B2	B	5.00-6.25	06/17/16	794,010	802,163

							7,257,235

Industrial Conglomerates- 2.0%

GenTek, Inc.	BTL	NR	NR	5.00-5.75	03/09/18	2,935,250	2,957,264
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.75-2.81	06/30/14	4,938,824	4,712,873
Sequa Corp.	BTL-B	B2	B-	3.56	12/03/14	2,999,706	2,956,319

							10,626,456

Industrial Power Producers & Energy Traders- 1.0%

EquiPower Resources Corp.	BTL-B	Ba3	BB-	5.75	01/28/18	2,185,000	2,212,313
New Development Holdings LLC	BTL-B	B1	B+	4.50	03/15/18	3,095,000	3,112,840

							5,325,153

Insurance- 2.6%

Alliant Holdings, Inc.	BTL-B	B2	B-	3.31	08/21/14	931,970	919,447
Alliant Holdings, Inc.	BTL-D	B2	B-	6.75	08/21/14	1,315,516	1,331,960
Amwins Group, Inc.	1st Lien	B2	B-	2.81-2.82	06/08/13	1,898,650	1,885,597
Asurion Corp.	BTL-B	Ba3	B+	3.26-3.31	07/07/14	2,940,113	2,924,363
Asurion Corp.	BTL	Ba3	B+	6.75	03/31/15	2,962,575	3,005,426
Hub International Holdings, Inc.	BTL	B2	B	2.81	06/13/14	2,359,069	2,340,774
Hub International Holdings, Inc.	Delayed Draw	B2	B	2.81	06/13/14	530,284	526,172
USI Holdings Corp.	BTL-B	B2	B-	2.75	05/04/14	964,912	932,346

							13,866,085

Internet & Catalog Retail- 1.1%

Affinion Group, Inc.	BTL-B	Ba3	BB-	5.00	07/16/15	3,682,928	3,692,135
SkillSoft Corp.	BTL	Ba3	BB	6.50	05/26/17	1,985,000	2,013,534

							5,705,669

Internet Software & Services- 0.2%

Skype Technologies SA	BTL	B1	B+	7.00	02/23/15	1,187,500	1,192,813

IT Services- 3.9%

DynCorp International, Inc.	BTL-B	Ba1	BB	6.25	07/07/16	1,819,561	1,835,028
Fidelity National Information Services, Inc.	BTL-B	Ba1	BBB-	5.25	07/18/16	3,054,650	3,076,607
First Data Corp.	BTL-B1	B1	B+	3.00	09/24/14	2,487,974	2,387,679
First Data Corp.	BTL-B2	B1	B+	3.00	09/24/14	3,384,365	3,247,935
First Data Corp.	BTL-B3	B1	B+	3.00	09/24/14	2,931,794	2,811,875
iPayment, Inc.	BTL-B	B1	B-	2.25-4.25	03/31/13	1,617,017	1,590,740
Sabre Holdings Corp.	BTL-B	B1	B	2.25-2.30	09/30/14	1,414,934	1,335,737
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.76	02/28/14	1,000,000	1,001,863
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.91-3.94	02/28/16	930,065	933,720
TransFirst Holdings, Inc.	BTL-B	B2	B	3.06	06/15/14	2,892,324	2,820,016

							21,041,200

Leisure Equipment & Products- 0.5%

Leslie’s Poolmart, Inc.	BTL-B	Ba3	B+	4.50	11/15/17	1,147,125	1,156,445
SRAM LLC	BTL-B	Ba3	BB-	5.00-5.50	04/30/15	1,420,690	1,424,241

							2,580,686

Machinery- 0.7%

Bucyrus International, Inc.	BTL-C	Ba2	BB+	4.25	02/19/16	1,474,050	1,483,263
Gleason Corp.	BTL-B	NR	NR	2.00-2.06	06/23/13	874,561	870,188
Manitowoc Co., Inc.	BTL-B	Ba2	BB	8.00	11/07/14	237,970	239,903
NACCO Materials Handling Group, Inc.	BTL	NR	NR	2.00-2.19	03/21/13	957,286	948,910

							3,542,264

Marine- 0.3%

Dockwise Transport BV	BTL-B	NR	NR	2.06	04/01/15	185,246	180,152
Dockwise Transport BV	BTL-B2	NR	NR	2.06	04/01/15	379,013	368,591
Dockwise Transport BV	BTL-C	NR	NR	2.93	04/01/16	155,275	151,005
Dockwise Transport BV	BTL-C2	NR	NR	2.93	04/01/16	379,013	368,591
Dockwise Transport BV	BTL-D	NR	NR	4.81	07/12/16	241,913	235,865
Dockwise Transport BV	BTL-D2	NR	NR	4.79	07/12/16	483,825	471,729

							1,775,933

Media- 9.9%

Advanstar Communications, Inc.	1st Lien	Caa1	B-	2.56	05/31/14	1,927,412	1,652,756
AMC Entertainment, Inc.	BTL	Caa1	CCC+	5.31	06/13/12	215,082	214,006
Bresnan Communications, Inc.	BTL-B	Ba3	BB+	4.50	12/14/17	1,226,925	1,236,511
Caribe Information Investment, Inc.(7)(12)	BTL-B	B3	CCC-	2.56-2.57	03/31/13	1,610,481	724,717
Carmike Cinemas, Inc.	BTL	B1	B-	5.50	01/27/16	1,356,297	1,365,904
Century - TCI California LP†@#(5)	Revolver	NR	NR	6.50	12/31/07	10,000	0
Cequel Communications LLC	BTL	Ba2	BB-	2.26	11/05/13	1,647,642	1,639,789
Cinram International, Inc.	BTL-B	Caa1	CC	2.26	05/06/11	748,169	594,046
Cumulus Media, Inc.	BTL	Caa1	B-	4.00	06/11/14	1,535,383	1,523,319
Fender Musical Instruments Corp.	BTL-B	B2	B	2.50	06/07/14	565,716	536,016
Fender Musical Instruments Corp.	Delayed Draw	B2	B	2.51	06/07/14	286,634	271,586
Formula One Holdings	BTL-B1	NR	NR	2.71	12/31/13	1,120,285	1,105,162
Formula One Holdings	BTL-B2	NR	NR	2.71	12/31/13	756,721	746,505
Formula One Holdings	BTL-D2	NR	NR	3.96	06/30/14	1,500,000	1,461,000
GateHouse Media Operating, Inc.	Delayed Draw	Ca	CCC-	2.25	08/28/14	805,829	365,846
GateHouse Media Operating, Inc.	BTL-B	Ca	CCC-	2.25	08/28/14	3,148,105	1,429,240
GateHouse Media Operating, Inc.	BTL-C	Ca	CCC-	2.52	08/28/14	988,484	448,772
Getty Images, Inc.	BTL-B	Ba3	BB-	5.25	11/04/16	2,273,575	2,296,665
Gray Television, Inc.	BTL-B	B2	B	3.76	12/31/14	2,454,465	2,437,208
Hicks Sports Group†(5)(7)	BTL-B	NR	NR	6.75	06/22/11	1,760,758	1,232,530
HIT Entertainment, Ltd.	BTL	B2	CCC+	5.56	06/01/12	887,217	874,463
HIT Entertainment, Ltd.	2nd Lien	Caa3	CCC-	5.82	02/05/13	1,000,000	912,500
Idearc, Inc.	BTL-B	B3	B-	11.00	12/31/15	681,102	453,690
Interactive Data Corp.	BTL-B	Ba3	B+	4.75	02/11/18	3,343,188	3,362,281
Knology, Inc.	BTL-B	B1	B+	4.00	08/18/17	1,075,000	1,077,520
Local Insight Regatta Holdings, Inc.†(5)(7)	BTL	NR	NR	7.75	04/23/15	696,017	230,846
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/17	2,734,338	2,726,361
Mediacom LLC	BTL-D	Ba3	BB-	5.50	03/31/17	950,525	951,515
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/17	2,734,338	2,693,322
Mission Broadcasting, Inc.	BTL	Ba3	BB-	5.00	09/30/16	387,075	388,043
NextMedia Operating, Inc.	BTL-B	B3	B+	8.25	05/21/16	2,915,550	2,922,839
Nextstar Broadcasting, Inc.	BTL-B	Ba3	BB-	5.00	09/30/16	605,425	606,939
Nielsen Finance LLC	BTL	Ba2	BB	2.26	08/09/13	1,248,419	1,242,957
Regal Cinemas, Inc.	BTL-B	Ba2	BB-	3.56	08/23/17	1,371,563	1,375,558
Sinclair Television Group, Inc.	BTL-B	Baa3	BB+	4.00	10/29/16	1,202,393	1,208,405
Spanish Broadcasting Systems, Inc.	1st Lien	Caa1	B-	2.06	06/10/12	940,000	916,794
Tribune Co.†(5)(7)	BTL-B	NR	NR	6.50	06/04/14	3,925,075	2,615,081
Univision Communications, Inc.	BTL-B	B2	B	4.50	10/25/17	4,487,801	4,380,412
WideOpenWest Finance LLC	BTL	B1	B-	2.76	06/27/14	977,547	933,557
WideOpenWest Finance LLC	BTL-B	B1	B-	6.75	06/27/14	1,480,962	1,488,367
Yell Group, Ltd.	BTL-B	NR	NR	4.00	07/31/14	804,056	336,363

							52,979,391

Metals & Mining- 0.8%

JMC Steel Group, inc.	BTL-B	B1	BB-	4.75	03/11/17	1,236,000	1,238,565
Novelis, Inc.	BTL-B	Ba2	BB-	4.00-4.50	03/10/17	2,917,688	2,928,889

							4,167,454

Multi Utilities- 1.2%

Texas Competitive Electric Holdings Co. LLC	BTL-B1	B2	B-	3.75-3.80	10/10/14	3,954,223	3,337,787
Texas Competitive Electric Holdings Co. LLC	BTL-B2	B2	B-	3.75-3.80	10/10/14	3,489,608	2,945,603

							6,283,390

Multiline Retail- 0.9%

Neiman Marcus Group, Inc.	BTL-B	B2	BB-	4.31	04/06/16	2,123,459	2,125,672
RGIS LLC	BTL-B	B1	B	2.81	04/30/14	812,397	799,196
RGIS LLC	Delayed Draw	B1	B	2.81	04/30/14	40,620	39,960
Savers, Inc.	BTL-B	Ba3	B+	4.25	03/04/17	1,689,900	1,702,574

							4,667,402

Oil, Gas & Consumable Fuels- 0.8%

Alon USA, Inc. (Edgington Facility)	BTL	B1	B+	2.56	08/02/13	26,458	23,084
Alon USA, Inc. (Paramount Facility)	BTL	B1	B+	2.51-2.56	08/02/13	211,667	184,679
Great Point Power LLC	BTL	Ba1	BB+	4.25-5.50	06/04/17	1,591,418	1,603,354
NE Energy, Inc.	2nd Lien	B3	CCC+	4.81	05/01/14	250,000	236,250
Pilot Travel Centers LLC	BTL-B	Ba2	BB+	4.25	03/07/18	2,450,000	2,462,250

							4,509,617

Paper & Forest Products- 0.1%

MMGS Packaging Acquisition	2nd Lien	Caa3	CC	5.81	03/07/15	500,000	435,000

Personal Products- 0.9%

NBTY, Inc.	BTL-B	Ba3	BB-	4.25	10/01/17	3,221,925	3,233,002
Revion, Inc.	BTL-B	Ba3	BB-	6.00	03/11/15	1,485,000	1,492,691

							4,725,693

Pharmaceuticals- 1.0%

ConvaTec, Inc.	BTL	Ba3	B+	5.75	12/22/16	1,615,950	1,622,504
Harvard Drug Group LLC	BTL-B	B1	B+	6.50	04/05/16	722,418	716,999
Harvard Drug Group LLC	Delayed Draw	B1	B+	6.50	04/05/16	99,332	98,587
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/03/18	913,000	918,326
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	4.25	03/03/18	1,328,000	1,335,746
Warner Chilcott PLC	Tranche B2	Ba3	BBB-	4.25	03/03/18	664,000	667,873

							5,360,035

Professional Services- 1.0%

Bankruptcy Management Solutions, Inc.	2nd Lien	NR	NR	8.30	09/29/15	122,525	3,676
Nexeo Solutions LLC	BTL-B	B1	B	5.00	09/30/17	3,550,000	3,559,613
Scitor Corp.	BTL-B	B2	B	5.00	02/15/17	1,915,200	1,915,152

							5,478,441

Real Estate Management & Development- 0.3%

Realogy Corp.	CLTL	B1	B-	3.26	10/10/16	270,116	256,358
Realogy Corp.	BTL	B1	B-	4.56	10/10/16	1,596,593	1,508,532

							1,764,890

Road & Rail- 0.7%

Cardinal Logistics Management, Inc.	2nd Lien	NR	NR	15.50	03/23/14	1,081,039	378,364
Evergreen Tank Solutions, Inc.	2nd Lien	Caa2	B-	4.06	04/07/14	500,000	470,000
NES Rentals Holdings	2nd Lien	Caa2	CCC+	10.00	07/20/13	798,142	791,158
Swift Transportation Co., Inc.	BTL-B	B1	BB-	6.00	12/21/16	2,014,061	2,026,397

							3,665,919

Semiconductors & Semiconductor Equipment- 1.9%

Freescale Semiconductor, Inc.	BTL	B1	B-	4.51	12/01/16	5,359,298	5,337,090
Intersil Corp.	BTL-B	Ba2	BB+	4.75	04/27/16	3,709,267	3,724,104
Microsemi Corp.	BTL-B	Ba1	BB+	4.00	11/02/17	1,296,750	1,304,314

							10,365,508

Software- 3.0%

Infor Global Solutions	BTL	B1	NR	6.00	07/28/15	627,571	621,100
Infor Global Solutions	Delayed Draw	B1	B+	6.00	07/28/15	327,429	324,154
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.56	05/31/15	1,000,000	965,000
Open Solutions, Inc.	BTL-B	B1	BB-	2.43	01/23/14	4,568,873	4,186,230
Reynolds & Reynolds Co.	BTL-B	Ba2	BB-	5.25	04/01/17	2,083,214	2,092,849
Rovi Corp.	BTL-B	Ba1	BB+	4.00	02/07/18	1,000,000	1,008,125
Sensata Technologies BV	BTL-B	B1	BB+	2.05	04/27/13	1,292,841	1,284,114
Verint Systems, Inc.	BTL	B1	BB-	5.25	05/25/14	3,051,363	3,059,947
Vertafore, Inc.	BTL-B	B1	B+	5.25	07/29/16	2,593,500	2,599,984

							16,141,503

Specialty Retail- 3.3%

Bass Pro Group LLC	BTL-B	B1	BB	5.00-5.75	04/09/15	1,205,601	1,213,883
Gymboree Corp.	BTL-B	B1	B+	5.00	02/23/18	2,413,950	2,416,465
J Crew Operating Corp.	BTL-B	B1	B	4.75	03/07/18	3,850,000	3,842,081
Michaels Stores, Inc.	BTL-B	B2	B+	2.56-2.63	10/31/13	2,017,108	2,000,858
Michaels Stores, Inc.	BTL-B2	B2	B+	4.81-4.88	07/31/16	1,468,693	1,475,376
National Bedding Co.	1st Lien	NR	BB	3.81-5.75	11/28/13	1,143,205	1,141,775
National Bedding Co.	2nd Lien	Caa1	B	5.31	02/28/14	1,000,000	985,313
Petco Animal Supplies, Inc.	BTL-B	B1	B	4.50	11/24/17	4,331,250	4,348,636

							17,424,387

Textiles, Apparel & Luxury Goods- 0.2%

Phillips-Van Heusen Corp.	BTL-B	Ba2	BBB	3.50	05/06/16	875,000	884,566

Transportation Infrastructure- 0.2%

Central Parking Corp.	1st Lien	Ba3	CCC	2.56	05/22/14	1,033,750	859,304
Central Parking Corp.	LOC	Ba3	CCC	2.56	05/22/14	379,310	315,302

							1,174,606

Wireless Telecommunication Services- 1.8%

Intelstat Jackson Holdings, Ltd.	BTL	B1	BB-	5.25	04/02/18	4,000,000	4,031,552
MetroPCS Wireless, Inc.	BTL-B3	Ba1	BB	4.00-4.06	03/17/18	1,387,523	1,392,075
Syniverse Technologies, Inc.	BTL-B	B1	BB-	5.25	12/21/17	3,990,000	4,026,161

							9,449,788

Total Loans (cost $501,465,080)							498,970,953

CONVERTIBLE BONDS & NOTES- 0.0%
Chemicals- 0.0%

Wellman, Inc.@#(9)
(cost $1,016,979)	Bond	NR	NR	5.00	01/29/19	100,648	0

COMMON STOCK- 1.6%
Chemicals- 0.6%

LyondellBasell Industries, Class A†						79,944	3,161,785

Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.†@#(8)						1,360	0
BLB Management Services, Inc.†						5,141	56,551

							56,551

Hotels, Restaurants & Leisure- 0.2%

MGM Holdings, Inc.†#(8)						52,273	1,176,143

Media- 0.8%

Citadel Broadcasting Corp.†						128,107	4,387,665

Total Common Stock (cost $6,511,130)							8,782,144

MEMBERSHIP INTEREST- 0.1%
Media- 0.1%

Advanstar Communications, Inc.†						12,608	126,080
NextMedia Operating, Inc.†@#(8)						7,916	85,280

							211,360

Oil, Gas & Consumable Fuels- 0.0%
Vitruvian Exploration LLC†@						23,875	247,702

Total Membership Interest (cost $2,506,366)							459,062

RIGHTS- 0.0%
Diversified Financial Services- 0.0%

BLB Management Services, Inc.
Expires 11/05/17†@# (cost $250,000)	250	0

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.
Expires 10/01/17
(Strike Price $30.00)†@#(8) (cost $0)	126	0

Total Long-Term Investment Securities (cost $511,749,555)		508,212,159

SHORT-TERM INVESTMENT SECURITIES- 2.3%
Registered Investment Companies- 2.3%

SSgA Money Market Fund (cost $12,088,954)	12,088,954	12,088,954

REPURCHASE AGREEMENTS- 5.0%

Bank of America Securities LLC Joint Repurchase Agreement(10)	21,460,000	21,460,000
UBS Securities LLC Joint Repurchase Agreement(10)	5,270,000	5,270,000

Total Repurchase Agreements (cost $26,730,000)		26,730,000

TOTAL INVESTMENTS- 102.6%
(cost $550,568,509) (11)		547,031,113
Liabilities in excess of other assets—(2.6)%		(13,854,573)

NET ASSETS- 100.0%		$533,176,540

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
CND TL	Canadian Term Loan
DIP	Debtor in Possession
LOC	Letter of Credit
NR	Security is not rated.
†	Non-income producing security
@	Illiquid security. At March 31, 2011, the aggregate value of these securities was $332,982, representing 0.1% of net assets.
#	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2011.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 56 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2011, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Bankruptcy Management Solutions, Inc. Common Stock	11/12/10	1,360	$0	$0	$0.00	0.00%
Bankruptcy Management Solutions, Inc. Warrants	11/12/10	126	0	0	0.00	0.00
MGM Holdings, Inc. Common Stock	12/30/10	52,273	2,887,500	1,176,143	22.50	0.22
NextMedia Operating, Inc. Membership Interests	06/16/10	7,916	506,366	85,280	10.77	0.02

				$1,261,423		0.24%

(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.
(10)	See Note 3 for details of the Joint Repurchase Agreement.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	Subsequent to March 31, 2011, the Company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$4,191,713	$6,319,912	$10,511,625
Airlines	—	3,586,781	—	3,586,781
Auto Components	—	13,606,870	5,948,006	19,554,876
Automobiles	—	2,281,580	—	2,281,580
Biotechnology	—	2,556,644	—	2,556,644
Building Products	—	5,189,399	180,183	5,369,582
Capital Markets	—	12,909,259	649,109	13,558,368
Chemicals	—	16,106,721	1,251,965	17,358,686
Commercial Services & Supplies	—	12,415,620	9,191,699	21,607,319
Communications Equipment	—	10,207,070	—	10,207,070
Consumer Finance	—	5,972,707	—	5,972,707
Containers & Packaging	—	8,629,706	3,580,301	12,210,007
Distributors	—	2,777,947	—	2,777,947
Diversified Consumer Services	—	—	3,090,931	3,090,931
Diversified Financial Services	—	16,941,029	5,261,931	22,202,960
Diversified Telecommunication Services	—	4,209,425	5,078,856	9,288,281
Electric Utilities	—	543,396	789,930	1,333,326
Energy Equipment & Services	—	4,775,657	1,041,069	5,816,726
Food & Staples Retailing	—	6,154,847	3,147,440	9,302,287
Food Products	—	15,318,471	—	15,318,471
Health Care Equipment & Supplies	—	8,655,453	685,634	9,341,087
Health Care Providers & Services	—	17,989,630	13,300,612	31,290,242
Health Care Technology	—	4,723,465	—	4,723,465
Hotels, Restaurants & Leisure	—	34,346,703	2,972,198	37,318,901
Household Products	—	4,774,871	2,482,364	7,257,235
Industrial Conglomerates	—	7,669,192	2,957,264	10,626,456
Industrial Power Producers & Energy Traders	—	3,112,840	2,212,313	5,325,153
Insurance	—	8,796,735	5,069,350	13,866,085
Internet & Catalog Retail	—	3,692,135	2,013,534	5,705,669
Internet Software & Services	—	1,192,813	—	1,192,813
IT Services	—	15,628,581	5,412,619	21,041,200
Leisure Equipment & Products		—	2,580,686	2,580,686
Machinery	—	1,723,166	1,819,098	3,542,264
Marine	—	1,068,339	707,594	1,775,933
Media	—	45,864,431	7,114,960	52,979,391
Metals & Mining	—	4,167,454	—	4,167,454
Multi Utilities	—	6,283,390	—	6,283,390
Multiline Retail	—	3,828,246	839,156	4,667,402
Oil, Gas & Consumable Fuels	—	2,462,250	2,047,367	4,509,617
Paper & Forest Products	—	—	435,000	435,000
Personal Products	—	4,725,693	—	4,725,693
Pharmaceuticals	—	4,544,449	815,586	5,360,035
Professional Services	—	3,559,613	1,918,828	5,478,441
Real Estate Management & Development	—	1,764,890	—	1,764,890
Road & Rail	—	2,026,397	1,639,522	3,665,919
Semiconductors & Semiconductor Equipment	—	10,365,508	—	10,365,508
Software	—	8,184,293	7,957,210	16,141,503
Specialty Retail	—	15,297,299	2,127,088	17,424,387
Textiles, Apparel & Luxury Goods	—	884,566	—	884,566
Transportation Infrastructure	—	—	1,174,606	1,174,606
Wireless Telecommunication Services	—	5,423,627	4,026,161	9,449,788
Convertible Bonds & Notes	—	—	0	0
Common Stock	7,549,450	—	1,232,694	8,782,144
Membership Interest	—	—	459,062	459,062
Rights	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments:
Registered Investment Companies	—	12,088,954	—	12,088,954
Repurchase Agreements	—	26,730,000	—	26,730,000

Total	$7,549,450	$419,949,825	$119,531,838	$547,031,113

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Convertible Bonds & Notes	Common Stock	Membership Interest	Rights	Warrants	Total
Balance as of 12/31/2010	$111,082,728	$0	$1,217,271	$452,483	$0	$0	$112,752,482
Accrued discounts	(567)	—	—	—	—	—	(567)
Accrued premiums	156,095	—	—	—	—	—	156,095
Realized gain	208,279	—	—	—	—	—	208,279
Realized loss	(2,332)	—	—	—	—	—	(2,332)
Change in unrealized appreciation(1)	2,611,122	—	15,423	6,579	—	—	2,633,124
Change in unrealized depreciation(1)	(753,758)	—	—	—	—	—	(753,758)
Purchases	28,805,656	—	—	—	—	—	28,805,656
Sales	(20,955,328)	—	—	—	—	—	(20,955,328)
Transfers into Level 3(2)	10,206,529	—	—	—	—	—	10,206,529
Transfers out of Level 3(2)	(13,518,342)	—	—	—	—	—	(13,518,342)

Balance as of 3/31/2011	$117,840,082	$0	$1,232,694	$459,062	$0	$0	$119,531,838

(1) The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at March 31, 2011 includes:

	Loans	Convertible Bonds & Notes	Common Stock	Membership Interest	Rights	Warrants
	$1,928,886	$—	$15,423	$6,579	$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2011 — (unaudited)

Note 1. Security Valuation

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of March 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of March 31, 2011, the Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	8.10%	$21,460,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC., dated March 31, 2011, bearing interest at a rate of 0.06% per annum, with a principal amount of $264,970,000, a repurchase price of $264,970,442, and maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.00%	12/31/11	$200,000,000	$201,653,488
U.S. Treasury Notes	2.13	12/31/15	68,375,000	68,917,856

As of March 31, 2011, the Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Senior Floating Rate	8.10%	$5,270,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2011, bearing interest at a rate of 0.10% per annum, with a principal amount of $65,085,000, a repurchase price of $65,085,181 and maturity date of April 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.25%	12/31/16	$33,000,000	$34,674,300
U.S. Treasury Notes	8.13	08/15/21	22,472,000	31,946,070

Note 4. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2011 for federal income tax purposes were as follows:

Cost (tax basis)	$550,569,630

Gross unrealized appreciation	$13,015,355
Gross unrealized depreciation	(16,553,872)

Net unrealized depreciation	$(3,538,517)

Note 5. Unfunded Loan Commitments

On March 31, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
inVentiv Health, Inc.	Delayed Draw	08/04/16	$666,667
National Surgical Hospitals, Inc.	Delayed Draw	01/04/17	544,307
Vantage Oncology, Inc.	Delayed Draw	02/28/17	421,429

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 27, 2011